Related Party Transactions - Founder Shares - Additional Information (Detail) - USD ($)	Nov. 20, 2020	Oct. 09, 2020	Oct. 06, 2020	Jul. 23, 2020	Mar. 31, 2021	Dec. 31, 2020	Nov. 12, 2020	Oct. 05, 2020	Mar. 31, 2020
Related Party Transaction [Line Items]
Common stock, par value					$ 0.0000001				$ 0.0000001
Common stock outstanding (in shares)					222,669,799				214,879,058
Montes Archimedes Acquisition Corp.
Related Party Transaction [Line Items]
Maximum shares subject to forfeiture							1,071,823
Montes Archimedes Acquisition Corp. | Class B common stock
Related Party Transaction [Line Items]
Common stock, par value					$ 0.0001	$ 0.0001
Number of shares surrendered by the Sponsor			2,875,000
Common stock outstanding (in shares)					10,267,956	10,267,956
Maximum shares subject to forfeiture						0
Number of shares forfeited (in shares)	1,232,044
Montes Archimedes Acquisition Corp. | Founder Shares
Related Party Transaction [Line Items]
Proceeds received from related party to cover certain expense payments in exchange for shares issued		$ 25,000		$ 25,000
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share)			$ 12.00
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences			20 days
Threshold period for not to transfer, assign or sell any of their shares or warrants after the completion of the initial business combination			150 days
Montes Archimedes Acquisition Corp. | Founder Shares | Maximum
Related Party Transaction [Line Items]
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences			30 days
Montes Archimedes Acquisition Corp. | Founder Shares | Class B common stock
Related Party Transaction [Line Items]
Common stock outstanding (in shares)			11,500,000					14,375,000
Maximum shares subject to forfeiture					1,500,000	1,500,000
Common stock, shares subject to forfeiture, as a percent of issued and outstanding shares (as a percent)					20.00%	20.00%
Montes Archimedes Acquisition Corp. | Founder Shares | Class B common stock | Affiliate of Sponsor
Related Party Transaction [Line Items]
Number of shares issued				14,375,000
Common stock, par value				$ 0.0001